Employee benefits - Actuarial assumptions - Discount rates (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	1.55%	1.45%	2.05%
Bottom of range [member] | Not later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)			0.10%
Discount rates, negative values (as a percent)	(0.25%)	(0.10%)
Top of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	1.65%	1.85%	2.25%
Top of range [member] | Not later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	1.65%	1.45%	1.05%